Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 370,208	$ 395,851
Available for sale investments	61,071	59,910
Accounts receivable, net	431,981	414,791
Unbilled revenue	491,848	362,926
Other receivables	39,956	40,459
Prepayments and other current assets	41,010	36,801
Income taxes receivable	31,034	19,445
Total current assets	1,467,108	1,330,183
Other Assets:
Property, plant and equipment, net	156,231	158,669
Goodwill	854,741	756,260
Operating right-of-use assets	109,007
Other non-current assets	16,456	14,525
Non-current income taxes receivable	15,176	20,023
Non-current deferred tax asset	15,345	13,577
Investments in equity-long term	10,768	6,963
Intangible assets	74,264	54,055
Total Assets	2,719,096	2,354,255
Current Liabilities:
Accounts payable	20,226	13,288
Payments on account	321,484	274,468
Other liabilities	357,645	317,143
Income taxes payable	9,462	5,724
Total current liabilities	708,817	610,623
Other Liabilities:
Non-current bank credit lines and loan facilities	349,451	349,264
Non-current operating lease liabilities	79,570
Non-current other liabilities	14,580	13,446
Non-current government grants	847	877
Non-current income taxes payable	17,537	17,551
Non-current deferred tax liability	19,421	8,213
Commitments and contingencies	0	0
Total Liabilities	1,190,223	999,974
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 54,078,698 shares issued and outstanding at June 30, 2019 and 53,971,706 shares issued and outstanding at December 31, 2018	4,664	4,658
Additional paid‑in capital	559,583	529,642
Other undenominated capital	1,017	983
Accumulated other comprehensive income	(72,669)	(69,328)
Retained earnings	1,003,328	888,326
Total Shareholders' Equity	1,495,923	1,354,281
Redeemable noncontrolling interest	32,950	0
Total Shareholders' Equity and Redeemable Noncontrolling Interest	1,528,873	1,354,281
Total Liabilities, Shareholders' Equity and Redeemable Noncontrolling Interest	$ 2,719,096	$ 2,354,255